INTANGIBLE ASSETS OTHER THAN GOODWILL	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 4: INTANGIBLE ASSETS OTHER THAN GOODWILL

	June 30, 2013	December 31, 2012
Intangible assets
Acquisition Cost (*) (**) (***)	$379,117	$380,805
Accumulated amortization	(177,682)	(171,747)
Total Intangible assets net book value	201,435	209,058
Unfavorable lease terms
Acquisition Cost (****)	(121,028)	(121,028)
Accumulated amortization	91,488	89,022
Unfavorable lease terms net book value	(29,540)	(32,006)
Total Intangibles net book value	$171,895	$177,052

(*)     As of June 30, 2013, intangible assets associated with favorable lease terms included an amount of $21,782 related to purchase options for the vessels.
(**)    On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), a Uruguayan company, for a total consideration of $2,092. Enersur, as a free zone direct user, holds the right to occupy approximately12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics accounted for the acquisition as an asset acquisition and as a result, an intangible asset related to the contractual rights of $2,092 was recorded under port terminals operating rights.
(***)   During the six months ended June 30, 2013, acquisition costs and accumulated amortization of $3,780 of fully amortized favorable lease terms were written off.
(****)  As of June 30, 2013, the intangible liability associated with the unfavorable lease terms included an amount of $9,405 related to purchase options held by third parties.

Amortization expense, net for the three month periods ended June 30, 2013 and 2012 amounted to $3,639 and $4,463, respectively, and for the six month periods ended June 30, 2013 and 2012 amounted to $7,247 and $8,852, respectively.
The remaining aggregate amortization of acquired intangibles as of June 30, 2013 will be as follows:

Period
Year One	$14,532
Year Two	14,131
Year Three	15,139
Year Four	15,368
Year Five	7,404
Thereafter	92,944
Total	$159,518

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